Related Parties	12 Months Ended
Dec. 31, 2023
Related Parties [Abstract]
RELATED PARTIES

NOTE 16 - RELATED PARTIES:

The following transactions arose with related parties:

Transactions and balances with related parties:

1.	Shareholders and other related parties’ benefits

	December 31, 2023	December 31, 2022	December 31, 2021
Salary and related expenses – officers and directors	1,761	1,923	1,042
Share based payment – officers and directors	1,009	3,745	5,876

2.	Balances with related parties

Name	Nature of transaction	December 31, 2023	December 31, 2022
Officers	Salaries and related	(314)	(292)
Directors	Compensation for directors	(40)	(40)